Foreign Activities (Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 3,230,409		¥ 3,230,804
Interest-earning deposits in other banks	5,897,732		7,333,767
Trading account assets	34,953,245		28,824,795
Investment securities	61,035,534		59,051,314
Loans, net of unearned income, unamortized premiums and deferred loan fees	92,298,243	[1]	87,501,975	[1]
Deposits	139,493,730		136,631,704
Trading account liabilities	11,967,182		9,908,974
Funds borrowed:
Call money, funds purchased	2,796,221		2,313,487		1,883,824
Payables under repurchase agreements	13,572,712		12,389,075
Payables under securities lending transactions	4,978,917		2,104,105
Long-term debt	12,593,062		13,356,728
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks	380,452		304,188
Interest-earning deposits in other banks	4,545,991		5,132,127
Cash and due from banks with Interest-earning deposits in other banks, Total	4,926,443		5,436,315
Trading account assets	24,433,087		18,393,393
Investment securities	5,087,060		5,897,677
Loans, net of unearned income, unamortized premiums and deferred loan fees	24,119,872		19,962,692
Deposits	24,589,627		20,918,476
Trading account liabilities	5,276,219		3,338,947
Funds borrowed:
Call money, funds purchased	364,044		213,930
Payables under repurchase agreements	5,767,721		5,870,083
Payables under securities lending transactions	72,327		270,189
Other short-term borrowings	1,859,186		1,469,984
Long-term debt	2,943,884		3,430,606
Funds borrowed, Total	¥ 11,007,162		¥ 11,254,792

[1]	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.